Revenue - Summary of Revenue by Industry (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of revenue by industry [line items]
Revenue	$ 912,643	$ 928,258	$ 809,120
Insurance [member]
Disclosure of revenue by industry [line items]
Revenue	266,669	257,586	215,242
Healthcare [member]
Disclosure of revenue by industry [line items]
Revenue	172,878	146,622	124,109
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom [member]
Disclosure of revenue by industry [line items]
Revenue	139,449	152,973	142,091
Travel and leisure [member]
Disclosure of revenue by industry [line items]
Revenue	129,231	166,766	140,996
Shipping and logistics [member]
Disclosure of revenue by industry [line items]
Revenue	63,530	56,064	49,858
Utilities [member]
Disclosure of revenue by industry [line items]
Revenue	41,945	58,064	56,334
Consulting and professional services [member]
Disclosure of revenue by industry [line items]
Revenue	56,386	49,698	44,142
Banking and financial services [member]
Disclosure of revenue by industry [line items]
Revenue	$ 42,555	$ 40,485	$ 36,348